UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   430 Park Avenue, 9th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  President of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      851,896
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Caterpillar Inc                  COM            149123101   30,035    500,000     PUT  SOLE       NONE     Sole      0    0
Constar Intl Inc                 COM            21036U206    3,334    425,280 SH       SOLE       NONE     Sole      0    0
Digitalglobe Inc                 COM            25389M877   32,154  1,222,603 SH       SOLE       NONE     Sole      0    0
Federal Mogul Corp Cl A          COM            313549404   42,443  3,259,800 SH       SOLE       NONE     Sole      0    0
Fibertower Corp                  COM            31567R209   47,838 10,135,201 SH       SOLE       NONE     Sole      0    0
Halliburton Co                   COM            406216101    4,910    200,000     CALL SOLE       NONE     Sole      0    0
Hughes Communications Inc        COM            444398101   51,687  2,124,395 SH       SOLE       NONE     Sole      0    0
iShares Tr Index Russell 2000    COM            464287655  183,345  3,000,000     PUT  SOLE       NONE     Sole      0    0
Loral Space & Communications Ltd COM            543881106   74,594  1,746,106 SH       SOLE       NONE     Sole      0    0
Nextwave Wireless Inc            COM            65337Y102      955    892,856 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc.                  COM            629377508   63,272  2,983,101 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc.                  COM            629377508   42,420  2,000,000     CALL SOLE       NONE     Sole      0    0
SPDR Financial Select Sector     COM            81369Y605   24,168  1,750,000     PUT  SOLE       NONE     Sole      0    0
SPDR Trust Series 1              COM            78462F103  180,635  1,750,000     PUT  SOLE       NONE     Sole      0    0
SPDR Trust Series 1              COM            78462F103   51,610    500,000     CALL SOLE       NONE     Sole      0    0
Venoco Inc                       COM            92275P307   17,777  1,079,329 SH       SOLE       NONE     Sole      0    0
Viasystems Group Inc             COM            92553H803      721     48,793 SH       SOLE       NONE     Sole      0    0


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